Bank and Other Borrowings and Bank Overdrafts	12 Months Ended
Mar. 31, 2026
Bank and Other Borrowings and Bank Overdrafts [Abstract]
Bank and Other Borrowings and Bank Overdrafts

11. Bank and Other Borrowings and Bank Overdrafts

	Interest rate (per annum) 2026/2025		2026	2025
The Hongkong and Shanghai Banking Corporation Limited (“HSBC”) – Guarantee loan 1	2.75%/3.00	% (1)	$137,759	$138,733
HSBC – Guarantee loan 2	2.75%/3.00	% (2)	93,477	94,420
HSBC – Guarantee loan 3	2.75%/3.00	% (3)	106,321	107,489
HSBC – Guarantee loan 4	2.75%/3.00	% (4)	348,797	351,763
HSBC – Post-Shipment Buyer loans	5.653%/6.77	% (5)	3,374,462	3,623,136
HSBC – Post-Shipment MA loan 1	5.404%/6.513	% (5)	642,939	1,517,995
HSBC – Funds from factoring	4.235%/5.728	% (6)	3,827,019	2,570,694
HSBC – MA Loan 2 and CIL Loan	5.404%/6.394	% (7)	1,913,509	2,313,625
AR Horizon Limited – Export Invoice Finance Facility	—/12.00	% (8)	—	514,138
Universal Life Insurance (ULI) Loan (I) and Loan (II)	3.283%/4.737	% (9)	645,062	812,442
Riverchain One Limited – Export Invoice Finance Facility	12.00%/—	(10)	892,971	—
			$11,982,316	$12,044,435

(1)	On May 26, 2020, the Company borrowed HK$4,000,000 (equivalently to US$510,269 as at March 31, 2026) as working capital for 3 years (the 2020 Loan Agreement — HK$4 million) at an annual interest rate of HSBC Prime Lending Rate (“BLR”) minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On November 1, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 91 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$4 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding loan was modified to 83 payments of principal, plus accrued and unpaid interest.

(2)	On November 14, 2020, the Company borrowed HK$1,000,000 (equivalently to US$127,567 as at March 31, 2026) as working capital for 5 years (the 2020 Loan agreement — HK$1 million) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 98 equal payments of principal, plus accrued and unpaid interest. On May 22, 2024, the Company and HSBC amended and restated the 2020 Loan Agreement — HK$1 million (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 90 payments of principal, plus accrued and unpaid interest.

(3)	On May 6, 2021, the Company borrowed HK$1,000,000 (equivalently to US$127,567 as at March 31, 2026) as working capital for 8 years (the 2021 Loan agreement) at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On October 18, 2022, the Company and HSBC amended and restated the 2021 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 103 equal payments of principal, plus accrued and unpaid interest. On June 1, 2024, the Company and HSBC amended and restated the 2021 Loan Agreement (the Second Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 95 payments of principal, plus accrued and unpaid interest.

(4)	On July 27, 2022, the Company borrowed HK$3,000,000 (equivalently to US$382,702 as at March 31, 2026) as working capital for 10 years at an annual interest rate of BLR minus 2.25% under the loan agreement with HSBC. The loan is secured by The Hong Kong Mortgage Corporation Limited. On June 12, 2024, the Company and HSBC amended and restated the 2022 Loan Agreement (the First Amended and Restated Loan Agreement), the payment schedule of the outstanding of the loan was modified to 109 payments of principal, plus accrued and unpaid interest.

(5)	On February 23, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$40,000,000 (equivalently to US$5,102,692 as at March 31, 2026), which may include working capital identified in HSBC’s various agreements. The interest rate for the banking facilities is 2.5% per annum over 1-month HIBOR on such day. The loan is secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.

(6)	On February 23, 2023, HSBC issued discounting/factoring agreement for Kin Chiu’s account in an aggregate amount not to exceed HK$20,000,000 (equivalently to US$2,551,346 as at March 31, 2026), which may include working capital identified in HSBC’s various agreements. On November 3, 2023, the Company renewed the discounting/factoring agreement with the same terms. The interest rate for the discounting/factoring agreement is 2% per annum over 1-month HIBOR on such day. The loan is repayable 90 days from the date of drawdown and secured by personal guarantees from Mr. Ngo Chiu Lam and Mr. Wong Chak Lam.

On February 4, 2026, the Company renewed the discounting/factoring agreement and increased Kin Chiu’s fund-in-use limit by HK$6,000,000 to HK$26,000,000 (equivalent to US$3,316,750 as at March 31, 2026).

On March 24, 2026, the Company renewed the discounting/factoring agreement and increased Kin Chiu’s fund-in-use limit by HK$4,000,000 to HK$30,000,000 (equivalent to US$3,827,019 as at March 31, 2026).

(7)	On November 3, 2023, HSBC issued banking facilities for Kin Chiu’s account in an aggregate amount not to exceed HK$18,000,000 (equivalently to US$2,296,211 as at March 31, 2026), which may include working capital identified in HSBC’s various agreements. The interest rate for the bank facilities is 2.5% per annum over 1-day HIBOR. The loan is secured by personal guarantee from Mr. Ngo Chiu Lam.

(8)	On September 12, 2024, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,138 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown.

On August 21, 2025, AR Horizon Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$514,007 (HK$4,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 9 months from the date of drawdown and is fully repaid during the year ended March 31, 2026.

(9)	On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed HK$6,638,838 (equivalently to US$846,644 as at March 31, 2026). The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Mrs. Po Lok Sze (Note 13g). The loan contains a repayment on demand clause. The cash surrender value is US$1,381,153 as of date of transfer. Should the realized market value of this collateral upon enforcement be insufficient to cover the full outstanding loan balance of US$645,062 as of March 31, 2026, Mr. Ngo Chiu Lam has undertaken to personally settle any resulting shortfall. The loan contains a repayable on demand clause, therefore, the loan was classified under current liabilities.

(10)	On February 9, 2026, Riverchain One Limited issued Export Invoice Finance Facility for the granting of export loan with respect to commercial invoices issued by the borrowers to the employers in an aggregate amount not to exceed US$892,971 (HK$7,000,000). The loan is secured by an assignment of receivables. The interest rate for the Export Invoice Finance Facility is 12% per annum. The loan is repayable 60 days from the date of drawdown.

Interest expense pertaining to the above bank and other borrowings for the years ended March 31, 2026, 2025 and 2024 amounted to US$723,536, US$835,015 and US$640,576, respectively.

Maturities of the principal and interest payments of bank and other borrowings based on scheduled repayments were as follows:

	2026	2025
2026	—	10,791,869
2027	10,930,332	269,101
2028	267,235	274,277
2029	267,235	274,277
2030	257,034	271,014
2031	105,970	111,788
2032	105,970	88,322
2033	72,369	63,797
2034	49,537	16,324
2035	12,032	—
Total bank and other borrowings repayments	$12,067,714	$12,160,769
Less: future interest payment	(85,398)	(116,334)
Total bank and other borrowings recognized in the consolidated balance sheet	$11,982,316	$12,044,435

As of the date of this report, a total of US$9,858,477 of the bank and other borrowings as of March 31, 2026 has been repaid. There are certain loans contain an on-demand clause that lets the lender call them at any time, regardless of the scheduled maturity table.

	2026	2025
Bank overdrafts	$201,671	—

As of the date of this report, a total of US$201,671 of the bank overdrafts as of March 31, 2026 has been repaid.